UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Core Select
BBH Global Core Select
BBH International Equity Fund
BBH Limited Duration Fund
BBH Intermediate Municipal Bond Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1. SCHEDULES OF INVESTMENTS

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
July 31, 2014 (unaudited)

Shares		Value

	COMMON STOCKS (88.7%)

	BASIC MATERIALS (3.9%)

1,828,232	Celanese Corp. (Series A)	$ 106,421,385
1,041,699	Praxair, Inc.	133,483,310
	Total Basic Materials	239,904,695

	COMMUNICATIONS (14.4%)

6,550,911	Comcast Corp. (Class A)	351,980,448
1,329,231	eBay, Inc.1	70,183,397
274,892	Google, Inc. (Class A)1	159,313,658
274,892	Google, Inc. (Class C)1	157,128,267
5,427,916	Liberty Interactive Corp. (Class A)1	152,253,044
	Total Communications	890,858,814

	CONSUMER CYCLICAL (7.0%)

2,558,368	Bed, Bath & Beyond, Inc.1	161,919,111
2,926,282	Target Corp.	174,377,144
1,315,148	Wal-Mart Stores, Inc.	96,768,590
	Total Consumer Cyclical	433,064,845

	CONSUMER NON-CYCLICAL (21.4%)

2,895,286	Baxter International, Inc.	216,248,911
1,012,225	DENTSPLY International, Inc.	46,987,484
1,296,140	Diageo, Plc. ADR	155,821,951
552,574	Henry Schein, Inc.1	64,236,727
243,206	Johnson & Johnson	24,342,489
3,326,620	Nestle SA ADR	246,668,873
3,063,899	Novartis AG ADR	266,375,379
830,261	PepsiCo, Inc.	73,145,994
1,571,975	Unilever NV (NY Shares)	64,655,332
5,132,137	Zoetis, Inc.	168,898,629
	Total Consumer Non-Cyclical	1,327,381,769

	ENERGY (11.6%)

2,069,290	EOG Resources, Inc.	226,463,098
1,563,243	Occidental Petroleum Corp.	152,744,474
1,668,944	Schlumberger, Ltd.	180,896,840
3,906,723	Southwestern Energy Co.1	158,534,819
	Total Energy	718,639,231

	FINANCIALS (20.8%)

1,903	Berkshire Hathaway, Inc. (Class A)1	357,999,972
2,328,638	Chubb Corp.	201,916,201
6,548,913	Progressive Corp.	153,506,521
7,105,691	US Bancorp	298,652,193
5,486,074	Wells Fargo & Co.	279,241,166
	Total Financials	1,291,316,053

Shares				Value

	COMMON STOCKS (continued)

	INDUSTRIALS (2.5%)

3,501,683	Waste Management, Inc.			$ 157,190,550
	Total Industrials			157,190,550

	TECHNOLOGY (7.1%)

5,473,394	Microsoft Corp.			236,231,685
2,807,890	QUALCOMM, Inc.			206,941,493
	Total Technology			443,173,178

	Total Common Stocks (Identified cost $3,988,551,598)			5,501,529,135

Principal Amount		Maturity Date	Interest Rate

	REPURCHASE AGREEMENTS (6.1%)

$ 376,000,000	National Australia Bank (Agreement dated 07/31/14 collateralized by U.S. Treasury Notes 0.750% - 1.000%, due 10/31/17 - 05/31/18, valued at $383,520,000)	08/01/14	0.070%	376,000,000
	Total Repurchase Agreements (Identified cost $376,000,000)			376,000,000

	U.S. TREASURY BILLS (5.2%)

160,000,000	U.S. Treasury Bill2,3	10/02/14	0.010	159,996,480
160,000,000	U.S. Treasury Bill2,3	01/02/15	0.050	159,967,520
	Total U.S. Treasury Bills (Identified cost $319,963,022)			319,964,000

TOTAL INVESTMENTS (Identified cost $4,684,514,620)4			100.0%	$ 6,197,493,135
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.0%	1,035,158
NET ASSETS			100.0%	$ 6,198,528,293

_____________

1	Non-income producing security.
2	Coupon represents a weighted average yield.
3	Coupon represents a yield to maturity.
4
The aggregate cost for federal income tax purposes is $4,684,514,620, the aggregate gross unrealized appreciation is $1,512,979,279 and the aggregate gross unrealized depreciation is $764, resulting in net unrealized appreciation of $1,512,978,515.

Abbreviations:
ADR	−	American Depositary Receipt.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2014 (unaudited)
FAIR VALUE MEASUREMENTS
BBH Core Select (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2014 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2014.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2014
Basic Materials	$ 239,904,695	$ –	$ –	$ 239,904,695
Communications	890,858,814	–	–	890,858,814
Consumer Cyclical	433,064,845	–	–	433,064,845
Consumer Non-Cyclical	1,327,381,769	–	–	1,327,381,769
Energy	718,639,231	–	–	718,639,231
Financials	1,291,316,053	–	–	1,291,316,053
Industrials	157,190,550	–	–	157,190,550
Technology	443,173,178	–	–	443,173,178
Repurchase Agreements	–	376,000,000	–	376,000,000
U.S. Treasury Bills	–	319,964,000	–	319,964,000
Investments, at value	$ 5,501,529,135	$ 695,964,000	$ –	$ 6,197,493,135

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of July 31, 2014, based on the valuation input levels on October 31, 2013.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS
July 31, 2014 (unaudited)

Shares		Value

	COMMON STOCKS (91.1%)

	CANADA (6.0%)

	ENERGY

98,200	ARC Resources, Ltd.	$ 2,708,468
25,500	Vermilion Energy, Inc.	1,684,782
		4,393,250
	FINANCIALS

49,875	Intact Financial Corp.	3,330,037

	Total Canada	7,723,287

	FRANCE (6.1%)

	COMMUNICATIONS

72,600	JCDecaux S.A.	2,485,249

	CONSUMER NON-CYCLICAL

51,125	Sanofi	5,362,815

	Total France	7,848,064

	GERMANY (5.5%)

	BASIC MATERIALS

17,800	Brenntag AG	2,857,240

	ENERGY

104,700	Fuchs Petrolub AG	4,199,537

	Total Germany	7,056,777

	NETHERLANDS (1.1%)

	CONSUMER NON-CYCLICAL

32,400	Unilever NV	1,333,527

	Total Netherlands	1,333,527

	NORWAY (2.0%)

	ENERGY

90,500	TGS Nopec Geophysical Co. ASA	2,550,742

	Total Norway	2,550,742

	SWEDEN (2.1%)

	FINANCIALS

55,000	Svenska Handelsbanken AB (Class A)	2,649,841

	Total Sweden	2,649,841

	SWITZERLAND (9.1%)

	CONSUMER NON-CYCLICAL

84,725	Nestle SA	6,289,307
61,675	Novartis AG	5,383,277

	Total Switzerland	11,672,584

Shares		Value

	COMMON STOCKS (continued)

	UNITED KINGDOM (8.2%)

	COMMUNICATIONS

154,600	Pearson, Plc.	$ 2,971,016

	CONSUMER NON-CYCLICAL

92,200	Diageo, Plc.	2,774,445
25,100	Reckitt Benckiser Group, Plc.	2,215,694
586,450	Tesco, Plc.	2,538,664
		7,528,803
	Total United Kingdom	10,499,819

	UNITED STATES (51.0%)

	BASIC MATERIALS

41,750	Celanese Corp. (Series A)	2,430,268
30,700	Praxair, Inc.	3,933,898
		6,364,166
	COMMUNICATIONS

3,355	Google, Inc. (Class A)1	1,944,391
6,155	Google, Inc. (Class C)1	3,518,198
61,075	Nielsen NV	2,816,168
		8,278,757
	CONSUMER CYCLICAL

70,350	Bed, Bath & Beyond, Inc.1	4,452,451
172,300	Sally Beauty Holdings, Inc.1	4,471,185
50,300	Target Corp.	2,997,377
35,650	Wal-Mart Stores, Inc.	2,623,127
		14,544,140
	CONSUMER NON-CYCLICAL

37,200	Baxter International, Inc.	2,778,468
15,075	PepsiCo, Inc.	1,328,107
111,224	Zoetis, Inc.	3,660,382
		7,766,957
	ENERGY

38,725	Occidental Petroleum Corp.	3,783,820
34,150	Schlumberger, Ltd.	3,701,518
		7,485,338
	FINANCIALS

132,800	Wells Fargo & Co.	6,759,520

	TECHNOLOGY

131,025	Microsoft Corp.	5,655,039
68,525	QUALCOMM, Inc.	5,050,293

Shares				Value

	COMMON STOCKS (continued)

	UNITED STATES (continued)

	TECHNOLOGY (continued)

51,650	Solera Holdings, Inc.			$ 3,305,600
				14,010,932
	Total United States			65,209,810

	Total Common Stocks (Identified cost $105,229,600)			116,544,451

Principal Amount		Maturity Date	Interest Rate

	REPURCHASE AGREEMENTS (6.6%)

$ 8,500,000	National Australia Bank (Agreement dated 07/31/14 collateralized by U.S. Treasury Note 1.000%, due 05/31/2018, valued at $8,670,000)	08/01/14	0.070%	8,500,000
	Total Repurchase Agreements (Identified cost $8,500,000)			8,500,000

TOTAL INVESTMENTS (Identified cost $113,729,600)2			97.7%	$ 125,044,451
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			2.3%	2,913,419
NET ASSETS			100.0%	$ 127,957,870

_____________

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $113,729,600, the aggregate gross unrealized appreciation is $13,409,929 and the aggregate gross unrealized depreciation is $2,095,078, resulting in net unrealized appreciation of $11,314,851.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2014 (unaudited)

FAIR VALUE MEASUREMENTS
BBH Global Core Select (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2014 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2014.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2014
Basic Materials	$ 6,364,166	$ 2,857,240	$ –	$ 9,221,406
Communications	8,278,757	5,456,265	–	13,735,022
Consumer Cyclical	14,544,140	–	–	14,544,140
Consumer Non-Cyclical	7,766,957	25,897,729	–	33,664,686
Energy	11,878,588	6,750,279	–	18,628,867
Financials	10,089,557	2,649,841	–	12,739,398
Technology	14,010,932	–	–	14,010,932
Repurchase Agreements	–	8,500,000	–	8,500,000
Investments, at value	$ 72,933,097	$ 52,111,354	$ –	$ 125,044,451

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of July 31, 2014, based on the valuation input levels on October 31, 2013.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2014 (unaudited)

Shares		Value

	COMMON STOCKS (97.7%)

	AUSTRALIA (4.6%)

	CONSUMER NON-CYCLICAL

75,900	Cochlear, Ltd.	$ 4,453,896
135,500	CSL, Ltd.	8,487,349
254,600	Woolworths, Ltd.	8,667,697
		21,608,942
	ENERGY

223,000	Woodside Petroleum, Ltd.	8,754,166

	FINANCIALS

1,153,419	AMP, Ltd.	5,824,035
371,158	QBE Insurance Group, Ltd.	3,762,194
		9,586,229
	Total Australia	39,949,337

	BELGIUM (0.0%)

	UNITS

5,618	Ageas1	0

	Total Belgium	0

	CHINA (1.5%)

	ENERGY

1,489,000	China Shenhua Energy Co., Ltd. (Class H)	4,411,326
5,006,000	CNOOC, Ltd.	8,869,365

	Total China	13,280,691

	DENMARK (1.2%)

	CONSUMER NON-CYCLICAL

231,500	Novo Nordisk AS (Class B)	10,681,047

	Total Denmark	10,681,047

	FINLAND (1.0%)

	INDUSTRIALS

202,300	Kone OYJ (Class B)	8,500,935

	Total Finland	8,500,935

	FRANCE (10.4%)

	BASIC MATERIALS

64,020	Air Liquide SA	8,147,580

	COMMUNICATIONS

580,921	Orange SA	9,092,543

	CONSUMER CYCLICAL

21,600	LVMH Moet Hennessy Louis Vuitton SA	3,705,108

	CONSUMER NON-CYCLICAL

119,750	Danone SA	8,646,872
81,400	Essilor International SA	7,922,341
51,500	L'Oreal SA	8,695,093

Shares		Value

	COMMON STOCKS (continued)

	FRANCE (continued)

	CONSUMER NON-CYCLICAL (continued)

125,685	Sanofi	$ 13,183,871
		38,448,177
	ENERGY

168,217	Total SA	10,848,585

	FINANCIALS

93,776	Societe Generale SA	4,685,078

	INDUSTRIALS

153,912	Cie de St-Gobain	7,457,633
120,273	Vallourec SA	5,299,216
29,247	Vinci SA	2,012,022
		14,768,871
	Total France	89,695,942

	GERMANY (5.5%)

	COMMUNICATIONS

668,475	Deutsche Telekom AG	10,825,098

	CONSUMER CYCLICAL

87,600	Adidas AG	6,966,122
61,932	Daimler AG (Class REGISTERED)	5,129,807
		12,095,929
	DIVERSIFIED

56,660	GEA Group AG	2,548,235

	TECHNOLOGY

210,147	SAP SE	16,570,001

	UTILITIES

124,413	RWE AG	5,006,914

	Total Germany	47,046,177

	HONG KONG (5.8%)

	COMMUNICATIONS

1,284,500	China Mobile, Ltd.	14,207,921

	DIVERSIFIED

66,400	Jardine Matheson Holdings, Ltd.	3,979,101

	FINANCIALS

1,795,000	AIA Group, Ltd.	9,638,321
2,824,000	Hang Lung Properties, Ltd.	8,719,704
		18,358,025
	UTILITIES

622,000	CLP Holdings, Ltd.	5,167,527
3,870,671	Hong Kong & China Gas Co., Ltd.	8,451,048
		13,618,575
	Total Hong Kong	50,163,622

Shares		Value

	COMMON STOCKS (continued)

	IRELAND (0.4%)

	CONSUMER NON-CYCLICAL

191,567	Experian, Plc.	$ 3,274,262

	Total Ireland	3,274,262

	ISRAEL (1.3%)

	CONSUMER NON-CYCLICAL

209,700	Teva Pharmaceutical Industries, Ltd. ADR	11,218,950

	Total Israel	11,218,950

	ITALY (1.2%)

	ENERGY

409,634	ENI SpA	10,410,783

	Total Italy	10,410,783

	JAPAN (21.2%)

	BASIC MATERIALS

143,000	Shin-Etsu Chemical Co., Ltd.	9,086,151

	COMMUNICATIONS

258,600	NTT DOCOMO, Inc.	4,564,388

	CONSUMER CYCLICAL

188,500	Denso Corp.	8,699,909
342,600	Honda Motor Co., Ltd.	11,899,204
49,300	Shimamura Co., Ltd.	4,903,939
		25,503,052
	CONSUMER NON-CYCLICAL

329,700	Chugai Pharmaceutical Co., Ltd.	10,991,346
231,700	Kao Corp.	9,542,006
574,300	Kirin Holdings Co., Ltd.	8,060,171
181,500	Seven & I Holdings Co., Ltd.	7,582,491
226,200	Takeda Pharmaceutical Co., Ltd.	10,347,393
		46,523,407
	ENERGY

636,500	Inpex Corp.	9,465,557

	FINANCIALS

191,620	Aeon Mall Co., Ltd.	4,502,147
84,200	Daito Trust Construction Co., Ltd.	10,176,453
422,200	Tokio Marine Holdings, Inc.	13,313,122
		27,991,722
	INDUSTRIALS

144,300	Daikin Industries, Ltd.	9,966,193
51,500	FANUC Corp.	8,930,906
197,200	Hoya Corp.	6,417,624
26,625	Keyence Corp.	11,582,288
385,500	Komatsu, Ltd.	8,487,016
		45,384,027

Shares		Value

	COMMON STOCKS (continued)

	JAPAN (continued)

	TECHNOLOGY

351,700	Canon, Inc.	$ 11,522,411
47,300	Tokyo Electron, Ltd.	3,062,817
		14,585,228
	Total Japan	183,103,532

	NETHERLANDS (3.2%)

	COMMUNICATIONS

269,617	Reed Elsevier NV	6,056,091

	CONSUMER NON-CYCLICAL

580,993	Koninklijke Ahold NV	10,123,885

	ENERGY

287,596	Royal Dutch Shell, Plc. (Class A)	11,830,971

	Total Netherlands	28,010,947

	SINGAPORE (3.3%)

	COMMUNICATIONS

2,580,000	Singapore Telecommunications, Ltd.	8,410,343

	FINANCIALS

633,603	DBS Group Holdings, Ltd.	9,245,777
350,624	United Overseas Bank, Ltd.	6,771,975
		16,017,752
	INDUSTRIALS

899,000	SembCorp Industries, Ltd.	3,929,753

	Total Singapore	28,357,848

	SPAIN (4.4%)

	COMMUNICATIONS

720,243	Telefonica SA	11,710,687

	CONSUMER CYCLICAL

281,500	Inditex SA	8,201,798

	FINANCIALS

11,619	Banco Santander SA	116,734
431,515	Banco Santander SA	4,335,722
		4,452,456
	UTILITIES

1,885,693	Iberdrola SA	13,996,690

	Total Spain	38,361,631

	SWEDEN (1.9%)

	COMMUNICATIONS

408,380	Telefonaktiebolaget LM Ericsson (Class B)	5,076,614
265,797	TeliaSonera AB	1,991,586
		7,068,200

Shares		Value

	COMMON STOCKS (continued)

	SWEDEN (continued)

	CONSUMER CYCLICAL

221,000	Hennes & Mauritz AB (Class B)	$ 9,058,721

	Total Sweden	16,126,921

	SWITZERLAND (11.1%)

	BASIC MATERIALS

25,903	Syngenta AG	9,210,188

	CONSUMER CYCLICAL

7,700	Swatch Group AG	4,121,729

	CONSUMER NON-CYCLICAL

261,813	Nestle SA	19,434,905
260,130	Novartis AG	22,705,341
31,000	Roche Holding AG	9,005,728
3,350	SGS SA	7,309,109
		58,455,083
	FINANCIALS

35,535	Zurich Insurance Group AG1	10,329,783

	INDUSTRIALS

483,636	ABB, Ltd.1	11,127,064
19,746	Kuehne + Nagel International AG	2,630,524
		13,757,588
	Total Switzerland	95,874,371

	TAIWAN (1.5%)

	TECHNOLOGY

945,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,787,523
475,500	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,510,000

	Total Taiwan	13,297,523

	UNITED KINGDOM (18.2%)

	COMMUNICATIONS

138,986	Pearson, Plc.	2,670,955
1,301,132	Vodafone Group, Plc.	4,333,759
		7,004,714
	CONSUMER CYCLICAL

897,429	Compass Group, Plc.	14,611,346

	CONSUMER NON-CYCLICAL

271,300	Diageo, Plc.	8,163,847
1,536,701	G4S, Plc.	6,510,276
466,041	GlaxoSmithKline, Plc.	11,252,547
97,500	Intertek Group, Plc.	4,219,672
105,200	Reckitt Benckiser Group, Plc.	9,286,495
152,800	SABMiller, Plc.	8,326,792
240,700	Smith & Nephew, Plc.	4,144,808
2,497,135	Tesco, Plc.	10,809,765

Shares			Value

	COMMON STOCKS (continued)

	UNITED KINGDOM (continued)

	CONSUMER NON-CYCLICAL (continued)

280,815	Unilever, Plc.		$ 12,164,669
			74,878,871
	ENERGY

284,724	AMEC, Plc.		5,444,678
925,568	BG Group, Plc.		18,266,589
1,100,656	BP, Plc.		8,993,803
			32,705,070
	FINANCIALS

854,810	HSBC Holdings, Plc.		9,154,003
379,034	Standard Chartered, Plc.		7,866,113
			17,020,116
	UTILITIES

781,784	National Grid, Plc.		11,263,789

	Total United Kingdom		157,483,906

	Total Common Stocks (Identified cost $642,303,276)		844,838,425

TOTAL INVESTMENTS (Identified cost $642,303,276)2		97.7%	$ 844,838,425
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.3%	19,767,857
NET ASSETS		100.0%	$ 864,606,282

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $642,303,276, the aggregate gross unrealized appreciation is $231,447,244 and the aggregate gross unrealized depreciation is $28,912,095, resulting in net unrealized appreciation of $202,535,149.

Abbreviations:
ADR	−	American Depositary Receipt.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2014 (unaudited)

A. FAIR VALUE MEASUREMENTS
BBH International Equity Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2014.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2014
Australia	$ –	$ 39,949,337	$ –	$ 39,949,337
Belgium	–	0	–	0
China	–	13,280,691	–	13,280,691
Denmark	–	10,681,047	–	10,681,047
Finland	–	8,500,935	–	8,500,935
France	–	89,695,942	–	89,695,942
Germany	–	47,046,177	–	47,046,177
Hong Kong	–	50,163,622	–	50,163,622
Ireland	–	3,274,262	–	3,274,262
Israel	11,218,950	–	–	11,218,950
Italy	–	10,410,783	–	10,410,783
Japan	–	183,103,532	–	183,103,532
Netherlands	–	28,010,947	–	28,010,947
Singapore	–	28,357,848	–	28,357,848
Spain	–	38,361,631	–	38,361,631
Sweden	–	16,126,921	–	16,126,921
Switzerland	–	95,874,371	–	95,874,371
Taiwan	9,510,000	3,787,523	–	13,297,523
United Kingdom	–	157,483,906	–	157,483,906
Investments, at value	$ 20,728,950	$ 824,109,475	$ –	$ 844,838,425

Other Financial Instruments, at fair value
Forward Foreign Currency Exchange Contracts	$ –	$ 71,697	$ –	$ 71,697
Other Financial Instruments, at fair value	$ –	$ 71,697	$ –	$ 71,697

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of July 31, 2014, based on the valuation input levels on October 31, 2013.

B. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As of July 31, 2014, the Fund held the following open forward foreign currency exchange contracts.

Foreign Currency	Local Currency	Base Currency USD	Market Counterparty	Settlement Date	Unrealized Gain/(Loss)
Contracts to Sell:
Australian Dollar	AUD 8,693,000	8,033,134	Northern Trust Co.	October 31, 2014	$71,697
Net Unrealized Gain on Open Forward Foreign Currency Exchange Contracts					$71,697

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS
July 31, 2014 (unaudited)

Principal Amount		Maturity Date	Coupon Rate	Value

	ASSET BACKED SECURITIES (32.5%)

$15,687,980	Aircraft Lease Securitisation, Ltd. 2007-1A1,2	05/10/32	0.416%	$15,295,780
35,000,000	Ally Master Owner Trust 2010-22	04/15/17	4.250	35,695,450
12,690,000	Ally Master Owner Trust 2012-5	09/15/19	1.540	12,625,865
16,000,000	Alterna Funding I LLC 2014-1A2	02/15/21	1.639	16,000,000
7,347,000	AmeriCredit Automobile Receivables Trust 2012-2	10/10/17	2.640	7,508,428
12,290,000	AmeriCredit Automobile Receivables Trust 2012-3	05/08/18	2.420	12,537,889
11,300,000	AmeriCredit Automobile Receivables Trust 2013-3	06/10/19	2.380	11,471,557
2,638,156	ARI Fleet Lease Trust 2012-A1,2	03/15/20	0.702	2,638,639
5,760,171	Ascentium Equipment Receivables LLC 2012-1A2	09/15/19	1.830	5,758,045
20,060,000	Ascentium Equipment Receivables LLC 2014-1A2	01/10/17	1.040	20,056,128
3,000,000	Avis Budget Rental Car Funding AESOP LLC 2010-3A2	05/20/16	4.640	3,071,883
25,300,000	Avis Budget Rental Car Funding AESOP LLC 2010-5A2	03/20/17	3.150	26,087,614
14,566,258	AXIS Equipment Finance Receivables II LLC 2013-1A2	03/20/17	1.750	14,564,583
32,753,091	BCC Funding VIII LLC 2014-1A2	06/20/20	1.794	32,700,686
470,716	BMW Vehicle Owner Trust 2011-A	08/25/15	0.760	470,889
15,175,000	Cabela's Master Credit Card Trust 2010-2A1,2	09/17/18	0.852	15,247,567
16,610,000	Cabela's Master Credit Card Trust 2012-1A1,2	02/18/20	0.682	16,738,927
4,300,000	Capital Auto Receivables Asset Trust 2013-1	10/22/18	1.740	4,296,027
8,030,000	Capital Auto Receivables Asset Trust 2013-2	10/22/18	1.960	8,096,890
2,820,000	Capital Auto Receivables Asset Trust 2013-2	04/22/19	2.660	2,869,062
13,260,000	Capital Auto Receivables Asset Trust 2013-3	10/22/18	2.790	13,521,116
38,740,000	Carlyle Global Market Strategies Commodities Funding, Ltd. 2014-1A1,2	10/15/21	2.176	38,740,000
10,667,252	CCG Receivables Trust 2013-12	08/14/20	1.050	10,689,462
19,720,000	CCG Receivables Trust 2014-12	11/15/21	1.060	19,695,527
13,438,498	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.406	13,560,990
11,357,355	Chesapeake Funding LLC 2012-1A1,2	11/07/23	0.906	11,398,696
11,598,242	Chesapeake Funding LLC 2012-2A1,2	05/07/24	0.606	11,615,987
4,153,137	Credit Acceptance Auto Loan Trust 2012-1A2	09/16/19	2.200	4,174,613
3,000,000	Credit Acceptance Auto Loan Trust 2012-1A2	03/16/20	3.120	3,047,772
8,860,000	Credit Acceptance Auto Loan Trust 2012-2A2	03/16/20	1.520	8,898,133
11,950,000	Credit Acceptance Auto Loan Trust 2013-1A2	10/15/20	1.210	11,969,323
11,790,000	Credit Acceptance Auto Loan Trust 2013-2A2	04/15/21	1.500	11,846,002
7,530,000	Credit Acceptance Auto Loan Trust 2013-2A2	10/15/21	2.260	7,600,044
10,040,000	Credit Acceptance Auto Loan Trust 2014-1A2	10/15/21	1.550	10,048,675
11,160,000	Credit Acceptance Auto Loan Trust 2014-1A2	04/15/22	2.290	11,203,959
8,567,972	Direct Capital Funding V LLC 2013-12	12/20/17	1.673	8,572,256
21,552,427	Direct Capital Funding V LLC 2013-22	08/20/18	1.730	21,618,959
23,780,469	Emerald Aviation Finance, Ltd. 2013-12	10/15/38	4.650	24,137,176
582,214	Enterprise Fleet Financing LLC 2011-32	05/20/17	1.620	582,743
2,957,532	Enterprise Fleet Financing LLC 2012-12	11/20/17	1.140	2,962,578
3,769,357	Enterprise Fleet Financing LLC 2012-22	04/20/18	0.720	3,771,163
78,595	Exeter Automobile Receivables Trust 2012-1A2	08/15/16	2.020	78,637
3,043,827	Exeter Automobile Receivables Trust 2012-2A2	06/15/17	1.300	3,049,425
8,504,576	Exeter Automobile Receivables Trust 2013-1A2	10/16/17	1.290	8,519,076
14,050,904	Exeter Automobile Receivables Trust 2013-2A2	11/15/17	1.490	14,102,724

Principal Amount		Maturity Date	Coupon Rate	Value

	ASSET BACKED SECURITIES (continued)

$13,994,388	Exeter Automobile Receivables Trust 2014-2A2	08/15/18	1.060%	$13,998,516
14,857,206	FNA Trust 2013-1A2	01/10/18	1.980	14,894,349
4,470,000	Ford Credit Auto Owner Trust 2012-B	02/15/18	2.080	4,567,258
4,000,000	Ford Credit Auto Owner Trust 2013-C	01/15/20	2.500	4,089,288
30,250,000	Ford Credit Floorplan Master Owner Trust 2010-32	02/15/17	4.200	30,862,744
14,913,808	FRS LLC 2013-1A2	04/15/43	1.800	14,834,735
17,450,000	GE Dealer Floorplan Master Note Trust 2012-21	04/22/19	0.906	17,609,039
26,720,922	Global Container Assets, Ltd. 2013-1A2	11/05/28	2.200	26,734,095
21,408,000	Global SC Finance II SRL 2012-1A2	07/19/27	4.110	21,430,350
9,450,000	Hertz Vehicle Financing LLC 2010-1A2	02/25/17	3.740	9,818,597
32,660,000	Hertz Vehicle Financing LLC 2011-1A2	03/25/18	3.290	34,097,857
8,350,000	HLSS Servicer Advance Receivables Backed Notes 2012-T22	10/15/45	1.990	8,415,130
10,350,000	HLSS Servicer Advance Receivables Backed Notes 2013-T12	01/16/46	1.495	10,359,315
17,090,000	HLSS Servicer Advance Receivables Backed Notes 2013-T32	05/15/46	1.793	16,922,518
14,550,000	HLSS Servicer Advance Receivables Backed Notes 2013-T42	08/15/44	1.183	14,552,910
16,430,000	HLSS Servicer Advance Receivables Backed Notes 2013-T62	09/15/44	1.287	16,434,929
5,902,296	Honda Auto Receivables Owner Trust 2012-1	01/15/16	0.770	5,911,539
15,620,000	Huntington Auto Trust 2011-1A2	11/15/16	1.310	15,712,767
17,750,000	Hyundai Auto Receivables Trust 2013-B	02/15/19	1.710	17,675,628
5,953,593	Leaf II Receivables Funding LLC 2012-12	10/15/16	1.250	5,955,379
8,510,000	Leaf II Receivables Funding LLC 2013-12	10/15/16	1.330	8,498,086
8,972,000	Leaf II Receivables Funding LLC 2013-12	09/15/21	1.980	8,976,486
4,470,000	M&T Bank Auto Receivables Trust 2013-1A2	03/15/19	2.160	4,520,408
10,000,000	MCA Fund I Holding LLC 2014-1A1,2	08/15/24	2.179	10,005,146
3,881,412	MMAF Equipment Finance LLC 2009-AA2	01/15/30	3.510	3,952,170
14,790,000	MMAF Equipment Finance LLC 2012-AA2	10/10/18	1.350	14,920,300
1,555,667	Motor, Plc. 12A2	02/25/20	1.286	1,556,981
27,496,231	Motor, Plc. 2014-1A1,2	08/25/21	0.635	27,505,282
10,156,377	Nations Equipment Finance Funding I LLC 2013-1A2	11/20/16	1.697	10,161,456
3,140,000	Nationstar Agency Advance Funding Trust 2013-T2A2	02/18/48	1.892	3,055,597
35,000,000	Nationstar Mortgage Advance Receivables Trust 2013-T3A2	06/20/48	2.438	34,506,500
6,963,412	Navitas Equipment Receivables LLC 2013-12	11/15/16	1.950	6,962,778
23,073,354	New Mexico State Educational Assistance Foundation1	01/02/25	0.852	22,962,832
42,570,000	New Residential Advance Receivables Trust Advance Receivables Backed 2014-T22	03/15/47	2.377	42,676,425
6,744,141	New York City Tax Lien 2013-A2	11/10/26	1.190	6,739,420
17,300,000	Nordstrom Private Label Credit Card Master Note Trust 2011-1A2	11/15/19	2.280	17,638,215
28,770,000	OneMain Financial Issuance Trust 2014-1A2	06/18/24	2.430	28,857,461
15,230,000	OneMain Financial Issuance Trust 2014-2A2	09/18/24	3.020	15,230,000
10,258,291	PFS Tax Lien Trust 2014-12	05/15/29	1.440	10,281,023
8,650,000	Santander Drive Auto Receivables Trust 2012-3	12/15/16	1.940	8,697,575
12,340,000	Santander Drive Auto Receivables Trust 2013-2	03/15/19	1.950	12,492,288
5,990,000	Santander Drive Auto Receivables Trust 2013-4	01/15/20	3.250	6,224,233
7,549,582	SMART Trust 2011-1USA2	11/14/16	2.520	7,587,247
8,880,000	SMART Trust 2011-4USA1,2	08/14/17	1.502	8,888,676

Principal Amount		Maturity Date	Coupon Rate	Value

	ASSET BACKED SECURITIES (continued)

$ 13,690,000	SMART Trust 2012-1USA2	12/14/17	2.010%	$13,841,959
5,173,367	SMART Trust 2012-2USA2	10/14/16	1.590	5,204,314
3,050,000	SMART Trust 2012-4US	03/14/17	0.970	3,056,710
18,190,000	SMART Trust 2013-2US	01/14/17	0.830	18,215,466
3,630,000	SMART Trust 2013-2US	02/14/19	1.180	3,612,213
4,889,506	SNAAC Auto Receivables Trust 2013-1A2	07/16/18	1.140	4,894,420
13,100,392	SNAAC Auto Receivables Trust 2014-1A2	09/17/18	1.030	13,096,829
9,900,000	Spirit Master Funding VII LLC 2013-1A2	12/20/43	3.887	10,161,914
53,680,000	Springleaf Funding Trust 2013-AA2	09/15/21	2.580	54,069,824
19,640,000	Springleaf Funding Trust 2014-AA2	12/15/22	2.410	19,597,303
17,773,604	STORE Master Funding LLC 2013-1A2	03/20/43	4.160	18,081,798
12,680,120	STORE Master Funding LLC 2013-2A2	07/20/43	4.370	13,045,051
21,191,270	STORE Master Funding LLC 2013-3A2	11/20/43	4.240	21,624,144
6,673,494	TAL Advantage V LLC 2014-2A2	05/20/39	1.700	6,652,606
11,530,000	Trade MAPS 1, Ltd. 2013-1A1,2	12/10/18	1.403	11,597,024
19,873,167	Triton Container Finance LLC 2012-1A2	05/14/27	4.210	19,890,178
16,120,000	Turquoise Card Backed Securities, Plc. 2011-1A1,2	09/15/16	0.902	16,139,505
33,330,000	Turquoise Card Backed Securities, Plc. 2012-1A1,2	06/17/19	0.952	33,754,624
10,440,000	Utah State Board of Regents 2011-11	05/01/29	1.075	10,487,815
18,350,000	Volkswagen Credit Auto Master Owner Trust 2011-1A1,2	09/20/16	0.836	18,361,616
551,096	Westlake Automobile Receivables Trust 2012-1A2	03/15/16	1.030	551,199
13,422,906	Westlake Automobile Receivables Trust 2013-1A2	01/15/18	1.120	13,457,309
1,865,696	Wheels SPV LLC 2012-12	03/20/21	1.190	1,868,017
	Total Asset Backed Securities (Identified cost $1,487,695,220)			1,498,172,311

	COMMERCIAL MORTGAGE BACKED SECURITIES (9.4%)

15,540,000	Aventura Mall Trust 2013-AVM1,2	12/05/32	3.867	15,966,884
31,807,000	BB-UBS Trust 2012-TFT1,2	06/05/30	3.584	31,215,104
14,860,000	Boca Hotel Portfolio Trust 2013-BOCA1,2	08/15/26	1.902	14,888,412
10,500,000	CGBAM Commercial Mortgage Trust 2014-HD1,2	02/15/31	1.352	10,504,872
7,457,000	CGBAM Commercial Mortgage Trust 2014-HD1,2	02/15/31	1.752	7,461,601
7,510,000	Citigroup Commercial Mortgage Trust 2013-SMP2	01/12/30	2.435	7,592,888
2,085,000	Citigroup Commercial Mortgage Trust 2013-SMP2	01/12/30	2.738	2,110,825
24,520,000	Citigroup Commercial Mortgage Trust 2014-388G1,2	06/15/33	1.902	24,598,023
24,992,231	Commercial Mortgage Pass Through Certificates 2013-GAM2	02/10/28	1.705	24,450,375
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM1,2	02/10/28	3.531	9,310,191
12,604,808	Commercial Mortgage Pass Through Certificates 2013-SFS2	04/12/35	1.873	12,285,692
42,990,000	Commercial Mortgage Pass Through Certificates 2014-KYO1,2	06/11/27	1.803	42,994,772
22,660,000	Commercial Mortgage Pass Through Certificates 2014-TWC1,2	02/13/32	1.002	22,695,350
14,950,000	EQTY 2014-INNS Mortgage Trust1,2	05/08/31	1.754	14,943,885
17,740,000	GTP Acquisition Partners I LLC2	05/15/43	2.364	17,503,490
26,781,053	GTP Cellular Sites LLC2	03/15/42	3.721	27,601,249

Principal Amount		Maturity Date	Coupon Rate	Value

	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)

$9,840,000	Hilton USA Trust 2013-HLF1,2	11/05/30	1.656%	$9,864,866
15,070,000	Hilton USA Trust 2013-HLF1,2	11/05/30	2.056	15,112,844
5,780,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2011-PLSD2	11/13/44	3.364	6,025,534
5,600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH1,2	04/15/27	1.406	5,600,000
10,250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH1,2	04/15/27	1.806	10,250,000
15,000,000	SBA Tower Trust2	04/15/40	4.254	15,358,110
14,860,000	SBA Tower Trust2	12/15/42	2.933	15,092,618
40,700,000	SBA Tower Trust2	04/15/43	2.240	40,255,800
15,700,000	Unison Ground Lease Funding LLC2	04/15/40	5.349	16,783,645
14,500,000	Wells Fargo Commercial Mortgage Trust 2014-TISH1,2	02/15/27	2.002	14,507,366
	Total Commercial Mortgage Backed Securities (Identified cost $435,150,232)			434,974,396

	CORPORATE BONDS (27.2%)

	AIRLINES (0.2%)

7,228,230	British Airways, Plc.2	12/20/21	5.625	7,734,206

	BANKS (6.2%)

16,090,000	ANZ New Zealand Int'l, Ltd.2	03/24/16	1.125	16,159,412
7,229,000	Australia & New Zealand Banking Group, Ltd.	10/06/17	1.875	7,331,854
21,000,000	Bank of America Corp.	01/15/15	5.000	21,414,246
22,085,000	Bank of America Corp.	08/01/15	4.750	22,971,536
11,125,000	Bank of Montreal	07/15/16	1.300	11,238,953
9,000,000	Bank of Nova Scotia	07/15/16	1.375	9,106,938
17,800,000	Canadian Imperial Bank of Commerce	07/18/16	1.350	18,044,928
24,010,000	Citigroup, Inc.	05/19/15	4.750	24,799,809
4,296,882	FNBC 1993-A Pass Through Trust	01/05/18	8.080	4,766,337
19,585,000	Goldman Sachs Group, Inc.	05/03/15	3.300	19,990,978
5,000,000	Goldman Sachs Group, Inc.1	07/22/15	0.632	5,002,775
7,360,000	Goldman Sachs Group, Inc.	01/22/18	2.375	7,445,339
9,480,000	ING Bank NV2	09/25/15	2.000	9,608,871
13,465,000	JPMorgan Chase & Co.	07/05/16	3.150	14,016,244
20,765,000	Morgan Stanley	04/28/15	6.000	21,548,235
23,000,000	Morgan Stanley	07/24/15	4.000	23,749,064
15,405,000	National Australia Bank, Ltd.	07/25/16	1.300	15,537,807
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	13,647,082
19,980,000	Svenska Handelsbanken AB	04/04/17	2.875	20,809,590
				287,189,998
	CLOSED-END FUNDS (0.6%)

29,060,000	Drawbridge Special Opportunities Fund LP2	08/01/21	5.000	28,987,350

Principal Amount		Maturity Date	Coupon Rate	Value
	CORPORATE BONDS (continued)
	COMMERCIAL SERVICES (1.1%)

$ 6,300,000	Alliance Data Systems Corp.2	12/01/17	5.250%	$ 6,520,500
5,000,000	Alliance Data Systems Corp.2	04/01/20	6.375	5,262,500
21,268,000	Experian Finance, Plc.2	06/15/17	2.375	21,604,842
8,755,000	Western Union Co.1	08/21/15	1.227	8,806,068
6,155,000	Western Union Co.	12/10/17	2.875	6,357,930
3,250,000	Western Union Co.	08/22/18	3.650	3,395,337
				51,947,177
	COSMETICS / PERSONAL CARE (0.7%)

14,213,000	Avon Products, Inc.	03/15/16	2.375	14,379,861
19,745,000	Avon Products, Inc.	03/15/20	4.600	19,859,027
				34,238,888
	DIVERSIFIED FINANCIAL SERVICES (5.3%)

2,936,298	5400 Westheimer Court Depositor Corp.2	04/11/16	7.500	3,068,468
15,068,246	AA Aircraft Financing 2013-1 LLC2	11/01/19	3.596	15,557,964
10,247,387	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	11,502,692
18,337,539	Blue Wing Asset Vehicle2	01/11/23	4.500	18,757,124
20,000,000	CIC Central America Card Receivables, Ltd.3	11/05/20	4.500	20,231,072
10,500,000	CIC Receivables Master Trust3	10/07/21	4.890	10,675,899
866,960	Citigroup Capital XIII1,4	10/30/40	7.875	23,485,946
23,730,000	Denali Borrower LLC2	10/15/20	5.625	24,441,900
17,187,450	Doric Nimrod Air Alpha 2013-1 Pass Through Trust2	05/30/25	5.250	18,261,666
3,073,845	Doric Nimrod Air Finance Alpha, Ltd. 2012-1 (Class A) Pass Through Trust2	11/30/24	5.125	3,280,064
17,620,000	General Motors Financial Co., Inc.	05/15/16	2.750	17,818,225
4,830,000	General Motors Financial Co., Inc.	07/10/17	2.625	4,812,501
5,818,434	LS Power Funding Corp.	12/30/16	8.080	6,382,200
16,349,000	Murray Street Investment Trust I	03/09/17	4.647	17,595,284
47,855,000	Seven & Seven, Ltd.1,2	09/11/19	1.395	47,828,211
				243,699,216
	ELECTRIC (1.3%)

25,715,000	Korea East-West Power Co., Ltd.2	11/27/18	2.625	25,911,694
15,000,000	TransAlta Corp.	01/15/15	4.750	15,273,240
13,330,000	TransAlta Corp.	06/03/17	1.900	13,342,984
5,580,000	TransAlta Corp.	05/15/18	6.650	6,270,854
				60,798,772
	ENGINEERING & CONSTRUCTION (0.3%)

11,570,400	Odebrecht Offshore Drilling Finance, Ltd.2	10/01/22	6.750	12,148,920

	FOOD (0.4%)

16,805,000	HJ Heinz Co.	10/15/20	4.250	16,699,969

	HEALTHCARE-PRODUCTS (0.6%)

9,445,000	Hospira, Inc.	03/30/17	6.050	10,388,508

Principal Amount		Maturity Date	Coupon Rate	Value
	CORPORATE BONDS (continued)
	HEALTHCARE-PRODUCTS (continued)
$ 18,495,000	Mallinckrodt International Finance S.A.	04/15/18	3.500%	$ 17,940,150
				28,328,658
	HEALTHCARE-SERVICES (0.4%)

20,395,000	HCA, Inc.	03/15/19	3.750	20,242,037

	INSURANCE (1.1%)

4,130,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,165,848
11,050,000	Vitality Re IV, Ltd.1,2	01/09/17	2.750	11,288,680
33,100,000	Vitality Re V, Ltd.1,2	01/07/20	1.750	33,027,180
				48,481,708
	INTERNET (0.6%)

26,250,000	Expedia, Inc.	08/15/20	5.950	29,570,809

	MEDIA (0.8%)

21,000,000	Gannett Co., Inc.2	10/15/19	5.125	21,472,500
14,253,000	NBCUniversal Media LLC	04/30/15	3.650	14,599,006
				36,071,506
	OIL & GAS (4.1%)

7,120,000	Korea National Oil Corp.2	04/03/17	3.125	7,389,848
16,935,000	Korea National Oil Corp.2	01/23/19	2.750	17,165,451
24,023,125	Odebrecht Drilling Norbe VIII/IX, Ltd.2	06/30/21	6.350	25,428,478
18,280,000	Petrobras Global Finance BV	05/20/16	2.000	18,311,807
21,825,000	Petrobras Global Finance BV1	01/15/19	2.374	21,759,525
30,944,000	Petrobras International Finance Co.	02/06/15	2.875	31,196,194
16,200,000	Petroleos Mexicanos	03/15/15	4.875	16,572,600
11,500,000	Plains Exploration & Production Co.	04/01/20	7.625	12,420,000
35,228,000	Plains Exploration & Production Co.	11/15/20	6.500	39,103,080
				189,346,983
	PIPELINES (0.4%)

18,283,000	Williams Partners LP	02/15/15	3.800	18,578,508

	REAL ESTATE (1.2%)

32,965,000	Deutsche Annington Finance BV2	10/02/17	3.200	33,943,500
18,035,000	Prologis International Funding II SA2	02/15/20	4.875	19,350,058
				53,293,558
	REAL ESTATE INVESTMENT TRUSTS (1.9%)

37,477,000	American Tower Corp.	04/01/15	4.625	38,458,036
25,700,000	Digital Realty Trust LP	07/15/15	4.500	26,367,917
22,000,000	Senior Housing Properties Trust	05/01/19	3.250	22,223,212
				87,049,165
	Total Corporate Bonds (Identified cost $1,238,320,346)			1,254,407,428

	LOAN PARTICIPATIONS AND ASSIGNMENTS (1.3%)

10,473,618	Dell International LLC Term B1	04/29/20	4.500	10,444,816
8,638,327	Dell International LLC Term C1	10/29/18	3.750	8,597,467

Principal Amount		Maturity Date	Coupon Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$ 23,000,000	Delos Finance S.a.r.l.1	03/06/21	3.500%	$ 22,919,500
14,942,600	Mallinckrodt International Term B1	03/19/21	3.500	14,846,070
2,000,000	Mallinckrodt International Term B11	03/19/21	3.500	1,986,260
	Total Loan Participations and Assignments (Identified cost $59,061,742)			58,794,113

	MUNICIPAL BONDS (2.0%)

1,470,000	Minnesota State Tobacco Securitization Authority	03/01/15	3.093	1,489,875
20,940,000	New Jersey State Economic Development Authority5	02/15/17	0.000	19,897,816
28,005,000	New Jersey State Economic Development Authority5	02/15/18	0.000	25,681,705
7,765,000	New Jersey State Turnpike Authority	01/01/16	4.252	7,953,612
27,090,000	State of Illinois	03/01/16	4.961	28,688,852
7,110,000	State of Illinois	03/01/18	5.200	7,805,429
	Total Municipal Bonds (Identified cost $89,215,557)			91,517,289

	U.S. GOVERNMENT AGENCY OBLIGATIONS (5.7%)

50,000,000	Fannie Mae Discount Notes5	09/24/14	0.000	49,995,500
50,000,000	Federal Home Loan Bank Discount Notes5	08/20/14	0.000	49,998,417
60,000,000	Federal Home Loan Bank Discount Notes5	08/27/14	0.000	59,997,328
253,937	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed1	04/01/36	2.388	271,135
127,846	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed1	12/01/36	2.115	135,205
87,599	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed1	01/01/37	2.370	93,536
196,759	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed1	02/01/37	2.459	210,273
19,982,961	Federal National Mortgage Association (FNMA)	07/01/35	5.000	22,078,135
1,396,809	Federal National Mortgage Association (FNMA)	11/01/35	5.500	1,558,359
126,968	Federal National Mortgage Association (FNMA)1	07/01/36	2.485	135,805
246,994	Federal National Mortgage Association (FNMA)1	09/01/36	2.242	265,494
194,225	Federal National Mortgage Association (FNMA)1	01/01/37	2.513	208,609
1,217,268	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,357,419
13,295,298	Federal National Mortgage Association (FNMA)	08/01/37	5.500	14,900,818
6,357,254	Federal National Mortgage Association (FNMA)	06/01/40	6.500	7,206,911
34,000,000	Freddie Mac Discount Notes5	09/02/14	0.000	33,998,151
20,000,000	Freddie Mac Discount Notes5	10/27/14	0.000	19,997,340
25,681	Government National Mortgage Association (GNMA)1	08/20/29	1.625	26,549
	Total U.S. Government Agency Obligations (Identified cost $261,315,036)			262,434,984

	U.S. INFLATION LINKED DEBT (6.8%)

303,403,255	U.S. Treasury Inflation Indexed Note	04/15/17	0.125	311,320,259
	Total U.S. Inflation Linked Debt (Identified cost $318,010,621)			311,320,259

Principal Amount		Maturity Date	Coupon Rate	Value

	CERTIFICATES OF DEPOSIT (10.7%)

$ 51,850,000	Bank of Montreal	08/27/14	0.170%	$51,850,000
22,000,000	Bank of Nova Scotia	08/21/14	0.150	22,000,000
61,000,000	Bank of Nova Scotia	10/17/14	0.160	60,996,340
46,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	08/08/14	0.190	46,000,000
65,850,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	09/15/14	0.180	65,850,000
100,000,000	Credit Suisse	09/22/14	0.220	100,000,361
66,850,000	Standard Chartered Bank	09/12/14	0.180	66,850,000
50,000,000	Svenska Handelsbanken	08/08/14	0.155	50,000,049
27,000,000	Svenska Handelsbanken	08/25/14	0.160	27,000,090
	Total Certificates of Deposit (Identified cost $490,550,500)			490,546,840

	COMMERCIAL PAPER (3.6%)

50,000,000	ING US Funding LLC5	09/16/14	0.000	49,985,306
50,000,000	ING US Funding LLC5	10/01/14	0.000	49,985,275
65,000,000	National Australia Funding Delaware, Inc.5	08/01/14	0.000	65,000,000
	Total Commercial Paper (Identified cost $164,967,514)			164,970,581

	U.S. TREASURY BILLS (1.5%)

30,000,000	U.S. Treasury Bill5	08/21/14	0.000	29,999,617
30,000,000	U.S. Treasury Bill5	10/23/14	0.000	29,998,440
10,000,000	U.S. Treasury Bill5,6	11/06/14	0.000	9,999,260
	Total U.S. Treasury Bills (Identified cost $69,996,746)			69,997,317

TOTAL INVESTMENTS (Identified cost $4,614,283,514)7			100.7%	$ 4,637,135,518
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.7)%	(30,990,803)
NET ASSETS			100.0%	$ 4,606,144,715

1	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2014 coupon or interest rate.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2014 was $2,158,346,487 or 46.9% of net assets. Unless otherwise noted, these securities are not considered illiquid.

3	Illiquid Security.
4	Trust preferred security.
5	Security issued with a zero coupon. Income is recognized through accretion of discount.
6	All or a portion of this security is held at the broker as collateral for open futures contracts.
7
The aggregate cost for federal income tax purposes is $4,614,283,514, the aggregate gross unrealized appreciation is $35,119,129 and the aggregate gross unrealized depreciation is $12,267,125, resulting in net unrealized appreciation of $22,852,004.

Abbreviations:
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2014 (unaudited)

A. FAIR VALUE MEASUREMENTS
BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2014 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2014.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2014
Asset Backed Securities	$ –	$ 1,498,172,311	$ –	$ 1,498,172,311
Commercial Mortgage Backed Securities	–	434,974,396	–	434,974,396
Corporate Bonds	23,485,946	1,230,921,482	–	1,254,407,428
Loan Participations and Assignments	–	58,794,113	–	58,794,113
Municipal Bonds	–	91,517,289	–	91,517,289
U.S. Government Agency Obligations	–	262,434,984	–	262,434,984
U.S. Inflation Linked Debt	–	311,320,259	–	311,320,259
Certificates of Deposit	–	490,546,840	–	490,546,840
Commercial Paper	–	164,970,581	–	164,970,581
U.S. Treasury Bills	–	69,997,317	–	69,997,317
Total Investments, at value	$ 23,485,946	$ 4,613,649,572	$ –	$ 4,637,135,518
Other Financial Instruments, at value
Financial Futures Contracts	$ 8,621,480	$ –	$ –	$ 8,621,480
Other Financial Instruments, at value	$ 8,621,480	$ –	$ –	$ 8,621,480

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of July 31, 2014, based on the valuation input levels on October 31, 2013.

B. FINANCIAL FUTURES CONTRACTS

At July 31, 2014, the Fund had the following open futures commitments:

Description	Number of Contracts	Expiration Date	Market Value	Notional Amount	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,700	September 2014	$ 373,017,189	$373,654,687	$ 637,498
U.S. Treasury 5-Year Notes	5,850	September 2014	695,190,237	701,588,672	6,398,435
U.S. Treasury 10-Year Notes	1,650	September 2014	205,605,469	207,191,016	1,585,547
					$ 8,621,480

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (100.3%)

	Alabama (0.6%)
$ 255,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$ 294,749
	Total Alabama			294,749

	Arizona (2.4%)
330,000	Salt Verde Financial Corp., Revenue Bonds	12/01/19	5.250	373,543
440,000	Salt Verde Financial Corp., Revenue Bonds	12/01/27	5.250	511,201
135,000	Salt Verde Financial Corp., Revenue Bonds	12/01/28	5.250	155,651
45,000	Salt Verde Financial Corp., Revenue Bonds	12/01/29	5.500	52,901
135,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	149,432
	Total Arizona			1,242,728

	California (5.7%)
85,000	California Health Facilities Financing Authority, Revenue Bonds	08/15/24	5.250	98,623
45,000	California Pollution Control Financing Authority, Revenue Bonds	12/01/23	4.750	47,906
1,000,000	California State Public Works Board, Revenue Bonds	09/01/33	5.000	1,124,570
25,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/19	5.250	28,128
25,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	28,447
30,000	Long Beach Bond Finance Authority, Revenue Bonds1	11/15/27	1.600	27,259
50,000	Los Angeles County Metropolitan Transportation Authority, Revenue Bonds1	07/01/27	0.351	45,438
625,000	Los Angeles County Metropolitan Transportation Authority, Revenue Bonds1	07/01/27	0.351	570,656
470,000	Northern California Gas Authority No. 1, Revenue Bonds1	07/01/27	0.877	419,386
575,000	Northern California Transmission Agency, Revenue Bonds1	05/01/24	0.351	541,988
	Total California			2,932,401

	Colorado (0.6%)
345,000	Denver Health & Hospital Authority, Revenue Bonds1	12/01/33	1.252	286,095
	Total Colorado			286,095

	Connecticut (2.4%)
140,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/23	3.450	141,262
1,000,000	State of Connecticut, General Obligation Bonds1	08/15/20	1.080	1,018,860
85,000	State of Connecticut, General Obligation Bonds1	03/01/25	1.050	84,148
	Total Connecticut			1,244,270

	District of Columbia (0.4%)
180,000	Metropolitan Washington Airports Authority, Revenue Bonds	10/01/21	5.000	211,243
	Total District of Columbia			211,243

	Florida (7.3%)
205,000	City of Tampa Solid Waste System Revenue, Revenue Bonds	10/01/20	5.000	233,438
20,000	City of Tampa Solid Waste System Revenue, Revenue Bonds	10/01/21	3.500	20,471
95,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/21	5.000	110,065
380,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/26	5.000	425,558
525,000	County of Citrus, Revenue Bonds1	01/01/18	0.310	506,738
1,000,000	Florida HomeLoan Corp., Revenue Bonds	07/01/45	3.000	1,040,590
1,080,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/27	5.000	1,196,445
35,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000	39,343

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

	Florida (continued)
$ 10,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000%	$ 11,108
170,000	Miami-Dade County, Revenue Bonds	10/01/22	5.000	201,450
	Total Florida			3,785,206

	Georgia (0.5%)
200,000	Burke County Development Authority, Revenue Bonds1	01/01/24	0.271	187,227
65,000	Chatham County Hospital Authority, Revenue Bonds	01/01/26	5.000	72,704
	Total Georgia			259,931

	Hawaii (4.3%)
1,050,000	State of Hawaii Department of Budget & Finance, Revenue Bonds1	07/01/29	0.267	986,952
175,000	State of Hawaii Department of Budget & Finance, Revenue Bonds1	07/01/29	0.272	164,501
1,000,000	State of Hawaii Department of Transportation, Certificates of Participation	08/01/28	5.000	1,090,650
	Total Hawaii			2,242,103

	Illinois (9.3%)
15,000	Chicago Transit Authority, Revenue Bonds	06/01/16	5.250	15,976
360,000	Chicago Transit Authority, Revenue Bonds	06/01/19	5.500	404,129
25,000	Chicago Transit Authority, Revenue Bonds	06/01/22	5.000	26,980
80,000	City of Chicago Motor Fuel Tax Revenue, Revenue Bonds	01/01/25	5.000	89,272
340,000	City of Chicago Motor Fuel Tax Revenue, Revenue Bonds	01/01/26	5.000	373,130
245,000	Illinois State Finance Authority, Revenue Bonds	11/15/32	5.000	269,409
1,300,000	Lake County Community Consolidated School District No. 73 Hawthorn, General Obligation Bonds2	12/01/19	0.000	1,160,757
1,000,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/19	5.000	1,141,680
50,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.375	59,308
95,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/23	5.500	110,697
40,000	State of Illinois, General Obligation Bonds	08/01/21	5.000	43,899
110,000	State of Illinois, General Obligation Bonds	07/01/22	5.000	119,957
250,000	State of Illinois, General Obligation Bonds	04/01/26	5.000	268,315
250,000	State of Illinois, General Obligation Bonds	05/01/28	5.000	261,760
475,000	State of Illinois, General Obligation Bonds	09/01/28	5.000	494,304
	Total Illinois			4,839,573

	Indiana (0.4%)
220,000	City of Rockport, Revenue Bonds1	06/01/25	1.750	220,323
	Total Indiana			220,323

	Kansas (3.1%)
150,000	City of La Cygne, Revenue Bonds1	04/15/27	0.120	137,781
1,000,000	City of St. Marys, Revenue Bonds1	04/15/32	0.100	888,618
600,000	State of Kansas Department of Transportation, Revenue Bonds3	08/06/14	0.050	600,000
	Total Kansas			1,626,399

	Kentucky (5.9%)
1,000,000	Carroll County, Revenue Bonds1	10/01/32	0.120	924,195

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

	Kentucky (continued)
$ 750,000	Kentucky Housing Corp., Revenue Bonds	07/01/17	3.800%	$ 792,705
750,000	Kentucky Housing Corp., Revenue Bonds	01/01/18	4.000	787,245
500,000	Kentucky Housing Corp., Revenue Bonds	07/01/19	4.250	531,825
	Total Kentucky			3,035,970

	Maine (2.0%)
1,000,000	Finance Authority of Maine, Revenue Bonds	02/01/16	4.650	1,055,030
	Total Maine			1,055,030

	Maryland (5.0%)
1,000,000	Anne Arundel County, General Obligation Bonds	04/01/23	5.000	1,221,320
150,000	City of Baltimore, Revenue Bonds1	07/01/32	0.090	134,263
1,000,000	Howard County, General Obligation Bonds	02/15/22	5.000	1,213,350
	Total Maryland			2,568,933

	Massachusetts (1.2%)
250,000	Commonwealth of Massachusetts, General Obligation Bonds	11/01/18	2.997	262,125
375,000	Commonwealth of Massachusetts, General Obligation Bonds1	12/01/30	0.090	331,441
35,000	Commonwealth of Massachusetts, General Obligation Bonds1	05/01/37	0.721	31,137
	Total Massachusetts			624,703

	Michigan (7.1%)
220,000	Detroit City School District, General Obligation Bonds	05/01/20	6.000	260,016
175,000	Detroit City School District, General Obligation Bonds	05/01/21	6.000	209,046
25,000	Detroit City School District, General Obligation Bonds	05/01/27	5.250	29,267
90,000	Detroit City School District, General Obligation Bonds	05/01/29	6.000	100,839
1,500,000	Detroit City School District, General Obligation Bonds	05/01/30	5.250	1,751,880
200,000	Detroit City School District, General Obligation Bonds	05/01/32	5.250	230,976
1,000,000	Michigan State Hospital Finance Authority, Revenue Bonds	06/01/25	5.000	1,125,860
	Total Michigan			3,707,884

	Missouri (0.9%)
210,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds1	06/01/31	0.393	188,994
300,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds1	06/01/31	0.393	269,877
	Total Missouri			458,871

	Montana (1.0%)
500,000	Montana Board of Housing, Revenue Bonds	12/01/43	3.000	517,755
	Total Montana			517,755

	Nebraska (0.3%)
125,000	Central Plains Energy Project, Revenue Bonds	12/01/18	5.250	142,015
	Total Nebraska			142,015

	Nevada (0.9%)
500,000	County of Washoe, Revenue Bonds1	03/01/36	0.426	481,027
	Total Nevada			481,027

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

	New Jersey (8.5%)
$ 425,000	New Jersey Economic Development Authority, Revenue Bonds1	03/01/28	1.660%	$ 418,276
250,000	New Jersey State Turnpike Authority, Revenue Bonds1	01/01/30	0.245	224,496
340,000	New Jersey Transit Corp., Revenue Bonds4	09/15/20	5.000	392,051
2,500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds2	12/15/30	0.000	1,163,475
7,100,000	Tobacco Settlement Financing Corp., Revenue Bonds2	06/01/41	0.000	1,666,654
2,325,000	Tobacco Settlement Financing Corp., Revenue Bonds2	06/01/41	0.000	561,999
	Total New Jersey			4,426,951

	New York (10.8%)
1,000,000	Metropolitan Transportation Authority, Revenue Bonds1	11/01/22	0.306	963,330
50,000	Metropolitan Transportation Authority, Revenue Bonds1	11/01/22	0.312	48,167
1,725,000	New York State Energy Research & Development Authority, Revenue Bonds1	12/01/25	0.390	1,612,240
80,000	New York State Energy Research & Development Authority, Revenue Bonds1	12/01/26	0.382	74,729
80,000	New York State Energy Research & Development Authority, Revenue Bonds1	03/01/27	0.386	75,513
200,000	New York State Energy Research & Development Authority, Revenue Bonds1	07/01/27	0.388	186,017
580,000	New York State Energy Research & Development Authority, Revenue Bonds1	07/01/29	0.386	541,511
1,000,000	New York State Energy Research & Development Authority, Revenue Bonds1	01/01/39	0.091	857,719
950,000	Port Authority of New York & New Jersey, Revenue Bonds	11/01/19	5.000	1,071,173
205,000	State of New York, General Obligation Bonds1	03/14/31	0.090	182,473
	Total New York			5,612,872

	North Carolina (2.3%)
1,000,000	Mecklenburg County, General Obligation Bonds	12/01/21	5.000	1,218,580
	Total North Carolina			1,218,580

	North Dakota (1.0%)
500,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/34	4.000	543,645
	Total North Dakota			543,645

	Pennsylvania (5.4%)
25,000	Allegheny County Airport Authority, Revenue Bonds	01/01/18	5.000	27,982
275,000	Allegheny County Airport Authority, Revenue Bonds	01/01/18	5.000	307,516
25,000	Allegheny County Airport Authority, Revenue Bonds	01/01/22	5.000	28,655
40,000	Allegheny County Airport Authority, Revenue Bonds	01/01/23	5.000	45,712
1,000,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds1	07/01/41	2.250	1,002,630
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/20	5.000	1,150,350
200,000	School District of Philadelphia, General Obligation Bonds	09/01/22	5.250	228,502
	Total Pennsylvania			2,791,347

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

	Tennessee (0.3%)
$ 150,000	Clarksville Natural Gas Acquisition Corp., Revenue Bonds	12/15/19	5.000%	$ 168,781
	Total Tennessee			168,781

	Texas (7.0%)
100,000	City of Houston Airport System, Revenue Bonds	07/01/19	5.000	115,722
350,000	City of Houston Airport System, Revenue Bonds1	07/01/30	0.240	316,891
25,000	City of Houston Airport System, Revenue Bonds1	07/01/32	0.310	23,334
575,000	City of Houston Airport System, Revenue Bonds1	07/01/32	0.310	536,654
125,000	City of Houston Airport System, Revenue Bonds1	07/01/32	0.312	116,682
80,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/19	5.250	90,886
135,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/23	5.250	154,409
325,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/25	5.250	373,646
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds1	12/15/26	0.855	882,080
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds1	09/15/17	0.530	998,950
	Total Texas			3,609,254

	Virginia (0.5%)
250,000	Sussex County Industrial Development Authority, Revenue Bonds1	06/01/28	2.375	249,995
	Total Virginia			249,995

	Washington (2.9%)
1,000,000	Port of Seattle, Revenue Bonds	02/01/24	5.000	1,129,080
180,000	Washington State Housing Finance Commission, Revenue Bonds	12/01/21	2.900	179,289
185,000	Washington State Housing Finance Commission, Revenue Bonds	12/01/22	3.050	186,215
	Total Washington			1,494,584

	Wisconsin (0.3%)
150,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250	168,057
	Total Wisconsin			168,057
	Total Municipal Bonds (Identified cost $51,680,712)			52,061,275

TOTAL INVESTMENTS (Identified cost $51,680,712)5			100.3%	$ 52,061,275
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.3)%	(176,965)
NET ASSETS			100.0%	$ 51,884,310

1	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2014 coupon or interest rate.
2	Security issued with a zero coupon. Income is recognized through accretion of discount.
3
Variable rate demand note. The maturity date reflects the demand repayment dates. The interest rate changes on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of July 31, 2014.

4	Represents a security purchased on a when-issued basis.
5
The aggregate cost for federal income tax purposes is $51,680,712, the aggregate gross unrealized appreciation is $516,159 and the aggregate gross unrealized depreciation is $135,596, resulting in net unrealized appreciation of $380,563.

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2014 (unaudited)

FAIR VALUE MEASUREMENTS
BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2014.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2014
Municipal Bonds	$ –	$ 52,061,275	$ –	$ 52,061,275
Total Investments, at value	$ –	$ 52,061,275	$ –	$ 52,061,275

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of July 31, 2014.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

/s/ Radford W. Klotz____
By (Signature and Title)*

Radford W. Klotz
President - Principal Executive Officer

Date:  September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Radford W. Klotz_____
Radford W. Klotz
President - Principal Executive Officer

Date: September 29, 2014

By (Signature and Title)*

/s/ Charles H. Schreiber___
Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  September 29, 2014

* Print name and title of each signing officer under his or her signature.